Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Property, Plant and Equipment

	Right-of-use asset (building)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost or valuation
At January 1, 2022	2,903	295	557	173	180	4,108

Additions	—	—	—	7	3	10
Currency translation effects	4	6	—	—	—	10

At June 30, 2022	2,907	301	557	180	183	4,128

Depreciation and impairment
At January 1, 2022	(1,025)	(231)	(124)	(69)	(129)	(1,578)

Impairment	(18)	—	—	—	—	(18)
Depreciation for the period	(309)	(41)	(47)	(11)	(10)	(418)

At June 30, 2022	(1,352)	(272)	(171)	(80)	(139)	(2,014)

Net book value
At January 1, 2022	1,878	64	433	104	51	2,530

At June 30, 2022	1,555	29	386	100	44	2,114